Income Taxes (Tables) - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Schedule of Components of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$495,712	$71,824
Capitalized start-up costs	1,148,526	777,461
Total deferred tax assets	1,644,238	849,285
Valuation allowance	(1,644,238)	(849,285)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Provisions for Income Tax Provisions

The income tax provisions for the year ended December 31, 2024 and 2023 consists of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Federal
Current	$—	$18,169
Deferred	(794,953)	(226,958)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	794,953	226,958
Income tax provision	$—	$18,169

Schedule of Reconciliation of U.S Federal Income Tax Rate

A reconciliation of the U.S. federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	2024	2023
Statutory U.S. Federal income tax rate	21.00%	21.00%
Change in fair market value of warrant liabilities	(6.17)%	(8.43)%
Previous tax year adjustment	—%	4.19%
Non-deductible transaction costs	19.67%	(8.26)%
Change in valuation allowance	(34.49)%	(8.97)%
Other	(0.01)%	(0.25)%
Income tax provision	0.00%	(0.72)%